Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Allocation of National and Local Income Taxes Between Current and Deferred Portions

The following table sets forth allocation of national and local income taxes between current and deferred portions for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Current tax expense
National	(Won)	888,389	(Won)	544,529	(Won)	396,876
Local		88,839		54,453		39,688

Total current tax expense		977,228		598,982		436,564

Deferred tax expense
National		(256,634)		(159,051)		127,511
Local		(25,663)		(15,905)		12,751

Total deferred tax expense (benefit)		(282,297)		(174,956)		140,262

Total tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense

The following table sets forth a reconciliation of income tax expense at the Korean statutory income tax rate to actual income tax expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except tax rates)
Statutory tax rate		27.5%		24.2%		24.2%
Income before income tax expense	(Won)	2,187,331	(Won)	1,567,551	(Won)	3,398,714
Income tax calculated at the statutory tax rate		601,516		379,347		822,489
Income not assessable for tax purposes		(104,862)		(62,090)		(309,826)
Expenses not deductible for tax purposes		96,434		69,835		90,658
Foreign tax rate differentials		(5,573)		(1,544)		5,644
Adjustment of deferred tax liability on investment in subsidiaries and associates		12,195		540		(45,414)
Change in statutory tax rate(1)		100,756		582		22,815
Change in valuation allowance		(5,683)		37,035		(22,837)
Other		148		321		13,297

Income tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

Note:

(1)

Pursuant to amendments to the Corporation Income Tax Law that was enacted in December 2008, the statutory tax rates changed from 27.5% to 24.2% in 2009 and 22% in 2010 and thereafter; however, pursuant to the amendment to the Corporation Income Tax Law enacted in December 2009, the statutory tax rates changed from 22% to 24.2% in 2010 and 2011, and 22.0% will be applied from 2012 and thereafter.

Components of Net Deferred Income Tax Assets and Liabilities Included in Other Assets and Accrued Expenses and Other Liabilities, Respectively

The components of net deferred income tax assets and liabilities included in other assets and accrued expenses and other liabilities, respectively, at December 31, are as follows:

	2009		2010
	(in millions of Won)
Deferred income tax assets
Allowance for loan losses	(Won)	241,942	(Won)	151,010
Other allowances		286,127		222,730
Valuation of trading assets		22,983		40,029
Premises and equipment		216,201		241,228
Available-for-sale securities		757,625		636,846
Other assets		274,047		220,894
Future policy benefits		150,495		269,280
Long-term debt		4,534		10,780
Other temporary differences		18,870		25,045
Net operating loss carryforwards		100,005		78,382

		2,072,829		1,896,224
Less: Valuation allowance		(104,914)		(82,077)

Deferred income tax assets		1,967,915		1,814,147

Deferred income tax liabilities
Valuation of trading assets		—		(5,565)
Foreign exchange contracts and derivative instruments		(11,647)		(77,914)
Allowance for loan losses		(388,523)		(371,872)
Accrued interest and dividend receivable		(13,046)		(74,509)
Other assets		(868,990)		(839,648)
Long-term debt		(28,463)		(38,706)
Other temporary differences		(76,334)		(18,364)

Deferred income tax liabilities		(1,387,003)		(1,426,578)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

Deferred Income Taxes

Deferred income taxes at December 31, 2009 and 2010 are reflected in the consolidated balance sheets under the following captions:

	2009		2010
	(in millions of Won)
Other assets	(Won)	689,660	(Won)	477,548
Accrued expenses and other liabilities		(108,748)		(89,979)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

Net Operating Losses Expiring in Range of Periods

The following table sets forth these net operating losses expiring in periods ranging from December 31, 2011 to 2013 and thereafter:

Years ending	(in millions of Won)
2011	(Won)	55,913
2012		164,913
2013 thereafter		115,805

	(Won)	336,631

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2008		2009		2010
	(in millions of Won)
Beginning balance	(Won)	217,636	(Won)	153,754	(Won)	52,911
Increases for tax positions of current year		12,740		681		749
Increases for tax positions of prior years		—		719		—
Decreases for tax positions of prior years		(38,353)		(17,659)		(11,206)
Amounts of decreases in the unrecognized tax benefits relating to settlements		(38,269)		(3,817)		—
Amounts of decreases in the unrecognized tax benefits relating to a lapse of the statute of limitations		—		(80,767)		(30,479)

Ending balance		(Won)153,754		(Won)52,911		(Won)11,975